Equity - Appropriations of Earnings and Dividends Per Share (Detail) $ / shares in Units, $ in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2020 TWD ($) $ / shares	Sep. 30, 2020 TWD ($) $ / shares	Jun. 30, 2020 TWD ($) $ / shares	Mar. 31, 2020 TWD ($) $ / shares	Dec. 31, 2019 TWD ($) $ / shares	Sep. 30, 2019 TWD ($) $ / shares	Jun. 30, 2019 TWD ($) $ / shares	Mar. 31, 2019 TWD ($) $ / shares	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2020 USD ($)
Resolution date of TSMC's Board of Directors in its meeting									Feb. 09, 2021	Feb. 11, 2020	Feb. 19, 2019
Special capital reserve	$ 311,147.0				$ 311,147.0				$ 311,147.0	$ 311,147.0		$ 11,080.7
Cash dividends to shareholders											$ 8.0
Cash dividends to shareholders | $ / shares	$ 2.5	$ 2.5	$ 2.5	$ 2.5	$ 2.5	$ 2.5	$ 2.5	$ 2.0
Appropriation of earnings [member]
Resolution date of TSMC's Board of Directors in its meeting	Feb. 09, 2021	Nov. 10, 2020	Aug. 11, 2020	May 12, 2020	Feb. 11, 2020	Nov. 12, 2019	Aug. 13, 2019	Jun. 05, 2019
Legal capital reserve											35,113.1
Special capital reserve	$ 12,420.7	$ 5,501.3	$ 11,884.5	$ (2,694.8)	$ 16,893.0	$ 3,289.2	$ (3,338.2)	$ (4,724.0)	$ 12,420.7	$ 16,893.0	(11,459.5)
Cash dividends to shareholders	$ 64,826.0	$ 64,826.0	$ 64,826.0	$ 64,826.0	$ 64,826.0	$ 64,826.0	$ 64,826.0	$ 51,860.8			$ 207,443.0